LONG-TERM INVESTMENTS (Schedule Of Long-Term Investments) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments		$ 19,614	$ 22,180
Total available-for-sale investment		2,000	2,000
Total long-term investments		22,341	34,742
Total equity investments without readily determinable fair values		727	768
Total equity investments with readily determinable fair values		0	9,794
SYI Venture Capital Center [Member]
LONG-TERM INVESTMENTS [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount		727	768
Hylink Advertising Co Ltd [Member]
LONG-TERM INVESTMENTS [Line Items]
Equity Securities With Readily Determinable Fair Value Amount	[1]	0	9,794
Others [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	[2]	2,714	3,731
Plum Inc [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	[3]	5,581	7,407
Total available-for-sale investment	[3]	2,000	2,000
Fundrise LP [Member]
LONG-TERM INVESTMENTS [Line Items]
Total equity method investments	[4]	$ 11,319	$ 11,042

[1]	In April 2011, the Company acquired 2% equity interest of Hylink Advertising Co., Ltd. at total cash consideration of $2,381. Hylink is mainly engaged in advertising agency service. The Company was not able to exercise significant influence over the operating and financial decisions of Hylink, and thus the Company used the cost method to account for its investment. In August 2017, Hylink successfully listed on the Shanghai Stock Exchange in China. The Company reassessed and classified the investment as equity investment with readily determinable fair values. Unrealized holding gains of $7,489 were reported in other comprehensive income for the year ended December 31, 2017. On January 1, 2018, the Company declared the investment to equity investment with readily determinable fair value upon the adoption of ASU 2016-01. Subsequently, the Company disposed Hylink and recognized a loss of $2,141.
[2]	Others represents other equity method investments with individual carrying amounts less than $1,500 as of December 31, 2017 and 2018, respectively.
[3]	In August 2015, the Company entered into agreements to purchase 2,304,205 Series A Preferred Shares issued by Plum Inc. for a total consideration of $10,500. The Company held 26.64% and 19.64% equity interest of Plum Inc. as of December 31, 2017 and 2018, respectively and recognized its share of loss in Plum Inc. of $1,352, $1,452 and $1,826 for the years ended December 31, 2016, 2017 and 2018, respectively. The Company accounted for this investment as equity method as of December 31, 2017 and 2018 as it believes it is able to exert significant influence through its board seat held by the Company. In January 2017, the Company entered into agreements to purchase convertible promissory note issued by Plum Inc. for a total consideration of $2,000. The Company accounted for it as available-for-sale investment as the Company determined this as debt security and measured at fair value. The unrealized gains or losses of US$ nil and US$ nil were reported in other comprehensive (loss) income for the years ended December 31, 2017 and 2018, respectively.
[4]	In October 2014, the Company entered into an agreement to purchase limited partnership interest of Fundrise, L.P. for a total consideration of $10,000. The Company held 98.04% equity interest as of December 31, 2017 and 2018 and recognized its share of gain of $249, $148 and $276 for the years ended December 31, 2016, 2017 and 2018, respectively.